CONVERTIBLE DEBTS (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended	10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Oct. 26, 2014	Oct. 15, 2013
Conversion [Abstract]
Convertible debts, additional interest expense	$ 386,000
Convertible Senior Notes due October 15, 2018 [Member]
Convertible Debts [Line Items]
Convertible debts issued					172,500,000
Convertible debts, interest rate			4.00%
Redemption at option of holders [Abstract]
Percentage of redemption price to principal amount			100.00%
Redemption at option of the company [Abstract]
Redemption period, start date			Oct. 20, 2016
Percentage of redemption price to principal amount			100.00%
Conversion [Abstract]
Convertible debts, beneficial conversion feature			0
Net proceeds received from the issuance of the Notes			166,395,000
Frequency of periodic payments	semi-annually
Convertible debts, issuance costs			6,834,000
Convertible debts, additional interest expense				386,000
Convertible debts, incremental interest rate				0.50%
Convertible Senior Notes due October 15, 2018 [Member] | Maximum [Member]
Redemption at option of the company [Abstract]
Notice period of redemption before the redemption date			60 days
Convertible Senior Notes due October 15, 2018 [Member] | Minimum [Member]
Redemption at option of the company [Abstract]
Notice period of redemption before the redemption date			30 days
Convertible Senior Notes due October 15, 2018 [Member] | ADS [Member]
Convertible Debts [Line Items]
Initial conversion rate			39.0472
Initial conversion ratio, basis amount			1,000
Initial conversion price (in US dollar per ADS)			$ 25.61
Redemption at option of the company [Abstract]
Minimum percentage of share price to conversion price when issuer may redeem debts			130.00%
Minimum trading days when share price exceeds threshold			20 days
Consecutive trading days prior to redemption notice			30 days
Conversion [Abstract]
Initial conversion rate			39.0472
Initial conversion ratio, basis amount			$ 1,000
Initial conversion price (in US dollar per ADS)			$ 25.61